Employee Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit expense	$ 11	$ 15	$ 16
Contributions by employer	$ 170	146	$ 132
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Number of eligible employees for pension plan (in employee) | employee	0
Defined benefit obligation	$ 1,210	1,320
Defined benefit underfunded status	1	9
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit obligation	12	16
Defined benefit underfunded status	12	16
SERP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit obligation	110	125
Defined benefit underfunded status	$ 110	$ 125